NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable	Notes payable as of June 30, 2022 and December 31, 2021 consist of the following (in thousands):

	June 30 2022	December 31 2021
Kentucky note	$784	$1,032
Genesis loan	—	552
NYDIG loan	48,642	67,435
Stockholder loan	10,000	10,000
Trinity loan	26,148	19,641
Bremer loan	20,116	15,066
Blockfi loan	60,652	60,000
Anchor Labs loan	30,016	—
Mass Mutual Barings loans	65,550	—
B. Riley Bridge Notes	75,000	—
Liberty loan	8,676	—
Secured Convertible Notes 1	227,528	220,871
Other Convertible Notes 2	308,753	301,226
Other	2,073	663

Total	883,938	696,486
Unamortized discount and debt issuance costs	(4,214)	(3,187)
Fair value adjustment on convertible notes	190,273	34,910

Total notes payable, net	$1,069,997	$728,209

1
Secured Convertible Notes (includes principal balance at issuance and PIK interest) which considers the minimum payoff at maturity of two times the face value of the note plus accrued interest. The minimum payoff at maturity related to the principal balance was $455.1 million on June 30, 2022. The minimum payoff at maturity related to the principal balance was $441.7 million on December 31, 2021.

2	Other Convertible Notes which considers the minimum payoff at maturity of one times the face value of the note plus accrued interest.

Schedule of Fair Value Adjustments and Debt Issuance Costs	The following summarizes the fair value adjustments and debt issuance costs recognized on the convertible notes (in thousands):

	Financial statement line item	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Cash interest payments	Interest expense, net	$5,355	$10,582
Payment-in-kind (PIK) interest	Interest expense, net	8,032	15,883
Instrument-specific credit risk	Other comprehensive income, net of income taxes	(8,582)	(35,746)
Other fair value adjustments	Fair value adjustment on convertible notes	(195,061)	190,976

Total fair value adjustments		$(190,256)	$181,695

	Financial statement line item	Three and Six Months Ended June 30, 2021
Cash interest payments	Interest expense, net	$1,720
Payment-in-kind (PIK) interest	Interest expense, net	2,580
Instrument-specific credit risk	Other comprehensive income, net of income taxes	—
Other fair value adjustments	Fair value adjustment on convertible notes	—

Total fair value adjustments		$4,300

Debt issuance costs	Interest expense, net	$5,581